Note 10 - Loans Payable - Related Party - Loans Payable to Related Parties (Details) - Loans Payable to Related Party [Member] - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt	$ 1,359,439	$ 1,362,600	$ 1,360,806
Less: current portion	1,359,439	1,362,600	1,360,806
Long-term portion loans payable - related party
Bill Chaaban, President of Cen Biotech [Member]
Long-term Debt	232,939	236,100	234,306
Creative Edge [Member]
Long-term Debt	601,500	601,500	601,500
R&D Labs Canada, Inc [Member]
Long-term Debt	300,000	300,000	300,000
Spouse of Joseph Byrne, CEO of CEN Biotech [Member]
Long-term Debt	100,000	100,000	100,000
Director, Alex Tarrabain [Member]
Long-term Debt	75,000	75,000	75,000
Joseph Byrne [Member]
Long-term Debt	$ 50,000	$ 50,000	$ 50,000